LIMITED PARTNERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block [Abstract]
The composition of the distributions for the year ended December 31 is presented in the following table:
(MILLIONS)	2018	2017
General partnership interest in a holding
subsidiary held by Brookfield	$5	$5
Incentive distribution	40	30
	$45	$35

Participating non-controlling interests - in a
holding subsidiary - Redeemable/
Exchangeable units held by Brookfield	$255	$243
	$300	$278